SCUDDER
                                                                   INVESTMENTS


                         Government Securities Portfolio

                         Scudder Government Cash
                         Institutional Shares  Fund #144

                         Government Cash Managed
                         Shares  Fund #244




                                              Semiannual Report
                                              September 30, 2001



The portfolio seeks to provide maximum current income consistent with stability of capital.




Principal Underwriter
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

Scudder Institutional Funds,
Client Services
Telephone: 800 537 3177
E-mail: ifunds@scudder.com
http://institutionalfunds.scudder.com

This report is not to be distributed
unless preceded or accompanied by a
Government Securities Portfolio prospectus.

Dear Shareholder:
--------------------------------------------------------------------------------


We appreciate your decision to invest in Scudder Institutional Funds. To provide you with an update of holdings, on the following pages you'll find the Government Securities Portfolio's semiannual report for the six-month period ended September 30, 2001. Also included are financial highlights for the following share classes:

o  Institutional Shares

o  Managed Shares

Briefly, for the six-month period ending September 30, 2001 the Portfolio registered favorable performance and achieved its stated objective of providing maximum current income from high quality money market securities, while maintaining stability of principal.

Economic Review and Outlook

The past six months will not be forgotten. Focusing on economic and financial prospects became a low priority in light of the tragedy of the September 11th terrorist attacks in the United States. It was a time of grief and a new environment emerged with significant challenges, uncertainties and many unanswered questions.

Here is a brief review of developments. As the period progressed and the economy slowed, monetary policy embarked on a mission to not only stop the downturn, but return economic momentum to a favorable growth trajectory. In this regard rates were lowered on eight separate occasions by a total of 350 basis points. This downward movement of short-term rates was accompanied by a flattening of the yield curve versus the income pick-up for lengthening which was available at the start of the period. This implied a greater likelihood of future rate reductions.

We still favor lengthening at these yield levels. This is based on the weakened state of the economy and the high prospects for additional ease to stabilize and promote the economy's recovery. Prior to September 11, the economy exhibited signs of recovery. However, this momentum was damaged by the terrorist attacks. In our view the recovery was delayed but not ended. In broad terms we should witness weak economic data near term to be followed by a significantly stronger recovery path in 2002. Both fiscal and monetary stimuli are key ingredients.

Also consumer spending will reassert itself. Resiliency is a hallmark of our economy, and we will learn to move forward and attempt to return to our more normal ways despite the terrifying tragedy and the prospects for a long campaign against terrorism. In this context, interest rates will be lower, but the Fed will be reluctant to hold short-term rates below the pace of inflation for any meaningful time frame.

Portfolio Performance
As of September 30, 2001

                                                                   7-Day
                                                               Current Yield
------------------------------------------------------------------------------
Government Cash Institutional Shares                               3.00%
------------------------------------------------------------------------------
Government Cash Managed Shares                                     2.70%
------------------------------------------------------------------------------

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

October 17, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Yields are historical, may fluctuate, and do not guarantee future performance. Net yields are the sum of the daily dividend rates for the period.

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments                                                          at September 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------


Government Securities Portfolio
                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements** 40.3%
-------------------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc., 2.3%, 10/4/2001, to be repurchased at $40,035,778          40,000,000       40,000,000
Credit Suisse First Boston Corp., 2%, 10/2/2001, to be repurchased at $25,018,056   25,000,000       25,000,000
Goldman Sachs Cos., Inc., 3.0%, 10/17/2001, to be repurchased at $12,030,000        12,000,000       12,000,000
Goldman Sachs Cos., Inc., 3.1%, 10/1/2001, to be repurchased at $20,008,611         20,000,000       20,000,000
Goldman Sachs Cos., Inc., 3.12%, 10/4/2001, to be repurchased at $10,006,067        10,000,000       10,000,000
J.P. Morgan Chase & Co., 3.3%, 10/1/2001, to be repurchased at $20,005,500          20,000,000       20,000,000
Morgan Stanley Dean Witter & Co., 2.72%, 10/2/2001, to be repurchased at
  $40,042,311                                                                       40,000,000       40,000,000
State Street Bank and Trust Co., Inc., 3.05%, 10/1/2001, to be repurchased at
  $4,888,242                                                                         4,887,000        4,887,000
-------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $171,887,000)                                                     171,887,000
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Short-Term Notes 59.7%
-------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank, 2.975%*, 6/2/2003                                         10,000,000        9,995,973
Federal Home Loan Bank, 2.474%*, 3/24/2003                                           5,000,000        4,996,322
Federal Home Loan Bank, 2.521%*, 2/26/2003                                           7,500,000        7,496,159
Federal Home Loan Bank, 2.99%*, 8/23/2002                                            5,000,000        4,997,452
Federal Home Loan Bank, 2.99%*, 12/27/2002                                          20,000,000       19,990,302
Federal Home Loan Bank, 3.005%*, 4/18/2002                                           5,000,000        4,999,727
Federal Home Loan Bank, 3.34%*, 1/17/2003                                           15,000,000       14,993,784
Federal Home Loan Bank, 3.371%*, 2/14/2003                                          10,000,000        9,996,028
Federal Home Loan Bank, 3.44%*, 3/6/2003                                             5,000,000        4,996,296
Federal Home Loan Bank, 3.63%, 8/15/2002                                            10,000,000       10,000,000
Federal Home Loan Bank, 3.65%, 8/23/2002                                             5,000,000        5,000,000
Federal Home Loan Bank, 3.7%*, 8/7/2002                                              7,500,000        7,500,000
Federal National Mortgage Association, 2.97%*, 10/4/2001                             5,000,000        4,999,976
Federal National Mortgage Association, 2.97%*, 5/7/2003                              5,000,000        4,997,905
Federal National Mortgage Association, 2.99%*, 1/3/2003                              5,000,000        4,997,957
Federal National Mortgage Association, 3.02%*, 11/5/2001                             2,500,000        2,500,030
Federal National Mortgage Association, 3.29%*, 12/3/2001                             5,000,000        4,999,665
Federal National Mortgage Association, 3.535%***, 10/11/2001                        10,000,000        9,990,181
Federal National Mortgage Association, 3.588%*, 10/4/2002                           10,000,000        9,996,858
Federal National Mortgage Association, 3.65%, 8/14/2002                              7,500,000        7,500,000
Federal National Mortgage Association, 3.655%***, 4/19/2002                         10,000,000        9,796,944
Federal National Mortgage Association, 3.92%***, 3/5/2002                            5,000,000        4,915,611
Federal National Mortgage Association, 3.92%***, 3/7/2002                            5,000,000        4,914,522
-------------------------------------------------------------------------------------------------------------------




                                       2

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 4.19%***, 11/2/2001                          15,000,000       15,029,196
Overseas Private Investment Corp., 3.7%*, 4/2/2007                                  15,300,000       15,300,064
Student Loan Marketing Association, 2.909%*, 4/11/2002                              10,000,000        9,997,987
Student Loan Marketing Association, 2.929%*, 2/7/2002                               10,000,000        9,998,921
Student Loan Marketing Association, 2.929%*, 4/25/2002                              17,500,000       17,495,282
Student Loan Marketing Association, 2.969%*, 2/4/2002                               10,000,000        9,999,670
Student Loan Marketing Association, 4.02%, 6/5/2002                                  2,000,000        2,000,000
-------------------------------------------------------------------------------------------------------------------
Total Short-Term Notes (Cost $254,392,812)                                                          254,392,812
-------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $426,279,812) (a)                                        426,279,812
-------------------------------------------------------------------------------------------------------------------

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their current rate as of September 30, 2001.

** Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities.

*** Annualized yield; not a coupon rate.

(a) Cost for federal income tax purposes was $426,279,812.

Financial Statements
-------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities -- Government Securities Portfolio as of September 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

Assets
-------------------------------------------------------------------------------------------------------------------
Investments in securities, at amortized cost
  Short-term notes                                                                                $   254,392,812
-------------------------------------------------------------------------------------------------------------------
  Repurchase agreements                                                                               171,887,000
-------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                     1,582,803
-------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                        15,111,986
-------------------------------------------------------------------------------------------------------------------
Total assets                                                                                          442,974,601
-------------------------------------------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                       1,060,093
-------------------------------------------------------------------------------------------------------------------
Due to custodian bank                                                                                     513,507
-------------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                       14,565,453
-------------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                     54,166
-------------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                       144,967
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                      16,338,186
-------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                              $   426,636,415
-------------------------------------------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------------------------------------------
Net assets consist of:
Accumulated net realized gain (loss)                                                                        3,372
-------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                       426,633,043
-------------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                              $   426,636,415
-------------------------------------------------------------------------------------------------------------------

Net Asset Value
-------------------------------------------------------------------------------------------------------------------
Service Shares

Net assets applicable to shares outstanding                                                           232,967,848
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized            232,965,953
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $          1.00
-------------------------------------------------------------------------------------------------------------------
Institutional Shares

Net assets applicable to shares outstanding                                                           130,644,061
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized            130,643,072
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $          1.00
-------------------------------------------------------------------------------------------------------------------
Managed Shares

Net assets applicable to shares outstanding                                                            63,024,506
-------------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized             63,030,551
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $          1.00
-------------------------------------------------------------------------------------------------------------------



                                       4

-------------------------------------------------------------------------------------------------------------------
 Statement of Operations for the six months ended September 30, 2001 (Unaudited)
-------------------------------------------------------------------------------------------------------------------

                                                                                                     Government
                                                                                                     Securities
Investment Income                                                                                     Portfolio
-------------------------------------------------------------------------------------------------------------------
Income:
Interest                                                                                          $     9,456,567
-------------------------------------------------------------------------------------------------------------------
Expenses:
Management fee                                                                                            338,965
-------------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                                   54,833
-------------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                             12,200
-------------------------------------------------------------------------------------------------------------------
Distribution services fees                                                                                181,789
-------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                   18,299
-------------------------------------------------------------------------------------------------------------------
Legal                                                                                                       2,368
-------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                13,845
-------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                    12,227
-------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                          40,540
-------------------------------------------------------------------------------------------------------------------
Other                                                                                                      13,166
-------------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                                 688,232
-------------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                       (97,206)
-------------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                                  591,026
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                   8,865,541
-------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss) from investment transactions                                           14,593
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                   $     8,880,134
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets-- Government Securities Portfolio
-------------------------------------------------------------------------------------------------------------------

                                                                                       Six Months
                                                                                          Ended
                                                                                      September 30,
                                                                                          2001        Year Ended
Increase (Decrease) in Net Assets                                                      (Unaudited)  March 31, 2001
-------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income                                                                $   8,865,541  $  23,117,239
-------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                         14,593             --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                          8,880,134     23,117,239
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income (Service Shares)                                                 (5,348,735)   (14,134,738)
-------------------------------------------------------------------------------------------------------------------
Net investment income (Institutional Shares)                                           (2,375,185)    (6,228,901)
-------------------------------------------------------------------------------------------------------------------
Net investment income (Managed Shares)                                                 (1,149,236)    (2,753,600)
-------------------------------------------------------------------------------------------------------------------
Fund share transactions:
Service Shares:
Proceeds from shares sold                                                              289,896,757    602,772,548
-------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                            5,809,056     12,277,597
-------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                              (351,746,397)  (590,338,586)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                    (56,040,584)     24,711,559
-------------------------------------------------------------------------------------------------------------------
Institutional Shares:

Proceeds from shares sold                                                              265,269,832    179,064,398
-------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                              551,336        415,843
-------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                              (241,874,718)  (178,934,069)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                      23,946,450        546,172
-------------------------------------------------------------------------------------------------------------------
Managed Shares:

Proceeds from shares sold                                                               51,307,657    174,785,684
-------------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                               17,911         55,135
-------------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                               (80,412,265)  (123,891,884)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                    (29,086,697)     50,948,935
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                     (61,173,853)     76,206,666
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                      487,810,268    411,603,602
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                          $ 426,636,415  $ 487,810,268
-------------------------------------------------------------------------------------------------------------------

Financial Highlights
-------------------------------------------------------------------------------------------------------------------


Government Securities Portfolio -- Institutional Shares

-------------------------------------------------------------------------------------------------------------------
 Years Ended March 31,                                                                  2001^a     2001     2000^b
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                     .02       .06      .02
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                           (.02)     (.06)    (.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                       2.01**      6.35   2.07**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                               130,644   106,696  106,150
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                    .20*       .18     .22*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                      3.97*      6.14    5.75*
-------------------------------------------------------------------------------------------------------------------


Government Securities Portfolio -- Managed Shares

-------------------------------------------------------------------------------------------------------------------
 Years Ended March 31,                                                                  2001a     2001     2000b
-------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $ 1.00    $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    .02       .06      .02
-------------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                                          (.02)     (.06)    (.02)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 1.00    $ 1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                                      1.86**      6.11   1.96**
-------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                               63,025    92,110   41,161
-------------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                                   .43*       .43     .51*
-------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (%)                                                     3.74*      5.88    5.44*
-------------------------------------------------------------------------------------------------------------------

^a  For the six months ended September 30, 2001 (Unaudited).

^b For the period November 17, 1999 (commencement of operations) to March 31, 2000.

*   Annualized

**  Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Investors Cash Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company organized as a Massachusetts business trust. The Fund currently offers two series of shares (portfolios) -- the Government Securities Portfolio and the Treasury Portfolio. The Government Securities Portfolio offers multiple classes of shares that include Service Shares, Institutional Shares and Managed Shares. Certain detailed financial information for the Service Shares of the Government Securities Portfolio is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class such as distribution services, shareholder services, administrative services and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that portfolio. Other Fund expenses are allocated between the portfolios in proportion to their relative net assets.

2. Related Parties

Management Agreement. The Fund has an Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or "Advisor"), and pays a monthly investment management fee of 1/12 of the annual rate of 0.15% of average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Until July 31, 2002, ZSI has agreed to waive and reimburse certain operating expenses of the Fund as follows:

                                                                Expense
Portfolio                                                        Limit*
-------------------------------------------------------------------------
Government Securities Portfolio:
  Service Shares                                                   .25%
-------------------------------------------------------------------------

* Certain expenses such as reorganization, taxes, brokerage and interest expense are excluded from the expense limitation.


Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent of the Fund. For the six months ended September 30, 2001, the amount charged to the Government Securities Portfolio by SISC aggregated as follows:

                                                                          Shareholder service        Unpaid at
Portfolio                                             Total Aggregated    fees waived by SISC   September 30, 2001
-------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio                        $  25,982            $  25,982            $      --
-------------------------------------------------------------------------------------------------------------------

Distribution Services Agreement. SDI provides information and administrative services ("Service Fee") to the Service Shares and Managed Shares of the Government Securities Portfolio at an annual fee of up to 0.25% of average daily net assets. For the six months ended September 30, 2001, the Fund incurred fees as follows:

                                                                                                      Unpaid at
Service Fee                                          Total Aggregated   ASF fee waived by SDI   September 30, 2001
---------------------------------------------------------------------------------------------------------------------
Government Securities Portfolio:
  Service Shares                                       $ 135,420            $  67,753            $  78,724
---------------------------------------------------------------------------------------------------------------------
  Managed Shares                                          46,369                   --               25,351
---------------------------------------------------------------------------------------------------------------------

SDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. SDI pays these firms at an annual rate of up to 0.15% of average daily net assets. Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer plus specified amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. During the six months ended September 30, 2001, the Government Securities Portfolio's custodian and transfer agent fees were reduced by $3,292 and $179, respectively, under these arrangements.

4. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                                                          Six months ended                   Year ended
ICT Government Securities                                September 30, 2001                March 31, 2000
-------------------------------------------------------------------------------------------------------------------
                                                       Shares         Dollars          Shares          Dollars
-------------------------------------------------------------------------------------------------------------------

Shares Sold
-------------------------------------------------------------------------------------------------------------------
Service Shares                                     289,899,406    $289,896,757     602,772,548    $602,772,548
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                               265,270,444     265,269,832     179,064,398     179,064,398
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                      51,314,535      51,307,657     174,785,684     174,785,684
-------------------------------------------------------------------------------------------------------------------
                                                                  $606,474,246                    $956,622,630
-------------------------------------------------------------------------------------------------------------------

Shares Issued to Shareholders in Reinvestment of Distributions
-------------------------------------------------------------------------------------------------------------------
Service Shares                                       5,809,056    $  5,809,056      12,277,597    $ 12,277,597
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                                   551,336         551,336         415,843         415,843
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                          17,911          17,911          55,135          55,135
-------------------------------------------------------------------------------------------------------------------
                                                                  $  6,378,303                    $ 12,748,575
-------------------------------------------------------------------------------------------------------------------

Shares Redeemed
-------------------------------------------------------------------------------------------------------------------
Service Shares                                    (351,746,397)   $(351,746,397)  (590,338,586)   $(590,338,586)
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                              (241,874,718)   (241,874,718)   (178,934,069)   (178,934,069)
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                    (80,412,265)    (80,412,265)    (123,891,884)   (123,891,884)
-------------------------------------------------------------------------------------------------------------------
                                                                  $(674,033,380)                  $(893,164,539)
-------------------------------------------------------------------------------------------------------------------
                                                          Six months ended                   Year ended
ICT Government Securities                                September 30, 2001                March 31, 2000
-------------------------------------------------------------------------------------------------------------------
                                                       Shares         Dollars          Shares          Dollars
-------------------------------------------------------------------------------------------------------------------

Net Increase (Decrease)
-------------------------------------------------------------------------------------------------------------------
Service Shares                                    (56,037,935)    $(56,040,584)     24,711,559    $ 24,711,559
-------------------------------------------------------------------------------------------------------------------
Institutional Shares                                23,947,062      23,946,450         546,172         546,172
-------------------------------------------------------------------------------------------------------------------
Managed Shares                                    (29,079,819)    (29,086,697)      50,948,935      50,948,935
-------------------------------------------------------------------------------------------------------------------
                                                                  $(61,180,831)                   $ 76,206,666
-------------------------------------------------------------------------------------------------------------------

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Investors Cash Trust was held on Thursday, June 21, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes for each matter are presented below).

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                                                Number of Votes:
                              -------------------------------------------------------------------------------------
Trustee                                   For                       Withheld                Broker Non-Votes*
-------------------------------------------------------------------------------------------------------------------
John W. Ballantine                    251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                      251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Mark S. Casady                        251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                     251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                     251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
James R. Edgar                        251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
William F. Glavin                     251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                     251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                   251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
Fred B. Renwick                       251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
William P. Sommers                    251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------
John G. Weithers                      251,645,917                  23,615,695                       0
-------------------------------------------------------------------------------------------------------------------

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the Government Securities Portfolio for the current fiscal year:

              Affirmative            Against            Abstain
-------------------------------------------------------------------------------
              240,214,816               0               350,460
-------------------------------------------------------------------------------

3. To approve a Rule 12b-1 Plan for the Government Cash Managed Shares of the Government Securities Portfolio:

              Affirmative            Against            Abstain
-------------------------------------------------------------------------------
              23,483,000                0                  0
-------------------------------------------------------------------------------


* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.